Investment In Marketable Equity Securities (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Statements [Line Items]
Investment in marketable equity securities		$ 2,000	$ 2,000
Biohaven [Member]
Statements [Line Items]
Proceeds from issuing shares	$ 140,000
Unrealized gains	$ 72,000